Employee Benefit Plans - Additional Information (Details) - Defined Benefit Pension Plan - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
U.K.
Defined Contribution Plan Disclosure [Line Items]
Defined benefit contribution amount	$ 45,000	$ 35,000	$ 149,000	$ 130,000
UNITED STATES
Defined Contribution Plan Disclosure [Line Items]
Matching contributions by employer recorded amount			$ 0	$ 0